Retirement benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Retirement benefits

7
. Retirement benefits
UK
Since 6 August 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members, including those who have been auto-enrolled since 1 September 2013, are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue and Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator.
The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up on 21 July 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life on 31 October 2014.
Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement
(UK plan)
who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Company meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced bank accounts totalling
$
41m at 31 December 2019 (see note 1

) is currently held as security on behalf of the remaining members.
US
During 2018, the Group completed a termination of the US funded Inter-Continental Hotels Pension Plan (the Plan), which involved certain qualifying members receiving lump-sum cash-out payments of $

m with the remaining pension obligations subject to a buy-out by Banner Life Insurance Company (Banner), a subsidiary of Legal & General America, through the purchase of a group annuity contract for $124m. Banner assumed responsibility for the payment of the Plan’s pension obligations on 12 June 2018. A further amount of $6m was transferred to the Pension Benefit Guaranty Corporation in respect of members who it had not been possible to trace. The transactions were funded using the assets of the Plan and a final Company contribution of $12m, $1.5m of which was subsequently returned to the Company as a ‘mistake-in-fact’ contribution refund.
The Group continues to maintain the unfunded Inter-Continental Hotels Non-qualified Pension Plans
(US plans) and unfunded Inter-Continental Hotels Corporation Postretirement Medical, Dental, Vision and Death Benefit Plan (US post-retirement plan), both of which are defined benefit plans. Both plans are closed to new members. A Retirement Committee, comprising senior Company employees and assisted by professional advisors as and when required, has responsibility for oversight of the plans.
Other
The Group also operates a number of smaller pension schemes outside the UK, the most significant of which is a defined contribution scheme in the US; there is no material difference between the pension costs of, and contributions to, these schemes.

	Defined benefit obligation			Fair value of plan assets			Net defined benefit liability/(asset)
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 January	91	250	244	—	(152)	(148)	91	98	96

Recognised in profit or loss
Interest expense/(income)	3	6	9	—	(2)	(5)	3	4	4

Administration costs	—	—	—	—	—	1	—	—	1

Exceptional item: settlement loss	—	14	—	—	1	—	—	15	—

	3	20	9	—	(1)	(4)	3	19	5

Recognised in other comprehensive income
Actuarial loss/(gain) arising from changes in:
Demographic assumptions	(1)	—	(1)	—	—	—	(1)	—	(1)

Financial assumptions	9	(14)	9	—	—	—	9	(14)	9

Experience adjustments	(1)	(3)	2	—	—	—	(1)	(3)	2

Return on plan assets	—	—	—	—	8	(9)	—	8	(9)
Re-measurement loss/(gain)	7	(17)	10	—	8	(9)	7	(9)	1

Exchange adjustments	1	(1)	2	—	—	—	1	(1)	2

	8	(18)	12	—	8	(9)	8	(10)	3

Other
Company contributions	—	—	—	(6)	(16)	(6)	(6)	(16)	(6)

Benefits paid	(6)	(11)	(15)	6	11	15	—	—	—

Settlement payments	—	(150)	—	—	150	—	—	—	—

	(6)	(161)	(15)	—	145	9	(6)	(16)	(6)

At 31 December	96	91	250	—	—	(152)	96	91	98

Comprising:
UK unfunded plan	26	24	29	—	—	—	26	24	29

US unfunded plans	48	45	51	—	—	—	48	45	51

US funded plan	—	—	146	—	—	(152)	—	—	(6)

US unfunded post-retirement plans	22	22	24	—	—	—	22	22	24

	96	91	250	—	—	(152)	96	91	98

	Defined benefit obligation			Fair value of plan assets			Net defined benefit liability/(asset)
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Movement in asset restriction
At 1 January	—	—	—	—	3	—	—	3	—

Recognised in other comprehensive income	—	—	—	—	(3)	3	—	(3)	3

At 31 December	—	—	—	—	—	3	—	—	3

At 31 December 2017, there was a net defined benefit liability of $

m
comprised of a net retirement benefit asset of $
3
m

(after the

asset restriction

of $3m
) and a retirement benefit obligation of $

m.

For the years ended 31 December 2018 and 31 December 2017, the total amount of re-measurement gains and losses recorded in other comprehensive income, including the movement in the asset restriction, were a gain of $12m and a loss of $4m respectively.
Assumptions
The principal financial assumptions used by the actuaries to determine the defined
benefit obligations are:

	2019	2018	2017
	%	%	%
UK plan only:
Pension increases	2.7	3.2	3.2

Inflation rate	2.7	3.2	3.2

Discount rate:
UK plan	2.1	3.0	2.6

US plan s	2.9	3.9	3.3

US post-retirement plan	2.9	4.0	3.3

US Healthcare cost trend rate assumed for the next year:
Pre-65 (ultimate rate reached in 2028)	6.7	7.1	7.7
Post - 65 (ultimate rate reached in 2028)	7.1	7.6	8.7

Ultimate rate that the cost rate trends to	4.5	4.5	4.5

Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S2PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2018 model and a 1.25% per annum long-term trend and a smoothing parameter (‘s-kappa’) with age rated down by 0.7 and 2.3 years for pensioners and 0.5 and 2.6 years for non-pensioners, male and female respectively. In the US, the current assumptions use rates from the Pri-2012 Mortality Study and Generationally Projected with Scale MP-2019 mortality tables.
The assumptions used for life expectancy at retirement age are as follows:

		UK			US
		2019	2018	2017	2019	2018	2017
		Years	Years	Years	Years	Years	Years
Current pensioners at 65 a	– male	24	24	24	21	21	21

	– female	26	26	26	23	23	23

Future pensioners at 65 b	– male	25	25	25	22	22	22

	– female	28	28	28	24	24	24

a	Relates to assumptions based on longevity (in years) following retirement at the end of the reporting period.
b	Relates to assumptions based on longevity (in years) relating to an employee retiring in 203 7 .
The assumptions allow for expected increases in longevity.
Sensitivities
A one
-
year increase in mortality rates would increase the defined benefit obligation by $4.2
m
(2018: $3.9m, 2017: $10.5m).
A one percentage point increase in assumed healthcare costs trend rate would increase the accumulated post-employment benefit obligations at 31 December 2019 by $1.7m (2018: $1.7m, 2017
:

$ 1.9m) and a one percentage point decrease would decrease the obligations by $1.6m (2018: $1.6m, 2017: $1.8m)
Future payments
Company payments are expected to be $6m in 2020.
The estimated future benefit payments are:

	2019	2018
	$m	$m
Within one year	6	5

Between one and five years	22	23

More than five years	36	38

	64	66

Average duration
The average duration of the pensions obligations is:

	2019	2018
	Years	Years
UK plan	18.0	19.5

US plans	9.3	9.2

US post-retirement plan	9.8	9.6